Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000142693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund
Class Name	Investor Class
Trading Symbol	CSHNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$80	1.45%
1.	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.45%	[1]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended May 31, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	7/11/2014	14.43%	18.85%	20.63%	9.32%
Investor Class Shares - Excluding sales charges		20.45%	25.11%	21.88%	9.94%
Russell 3000®Index[2]		11.18%	29.45%	12.92%	15.12%
Alerian Midstream Energy Select Index[3]		22.16%	26.27%	21.61%	12.88%
Cushing MLP Premier Tiered Index[4]		22.16%	26.27%	21.61%	9.21%
Alerian MLP Index[5]		16.61%	24.63%	21.74%	9.75%
Morningstar Energy Limited Partnership Category Average[6]		18.39%	23.05%	20.32%	9.52%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 11, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,197,832,796
Holdings Count | Holding	26
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,197,832,796%
Total number of portfolio holdings	26%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	9.8%
Energy Transfer LP	8.9%
Williams Cos., Inc. (The)	7.8%
DT Midstream, Inc.	6.0%
Plains GP Holdings LP, Class A	5.7%
Keyera Corp.	5.1%
MPLX LP	5.1%
TC Energy Corp.	4.9%
Pembina Pipeline Corp.	4.9%
ONEOK, Inc.	4.6%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	39.5%
Large Cap MLP	18.3%
Natural Gas Gatherers & Processors	17.3%
Natural Gas Transportation & Storage	6.9%
Canadian Midstream	5.1%
Refiners	4.1%
Crude Oil & Refined Products	2.6%
Upstream Corp	1.6%
Oil Field Services	1.5%
Water Midstream	1.4%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	9.8%
Energy Transfer LP	8.9%
Williams Cos., Inc. (The)	7.8%
DT Midstream, Inc.	6.0%
Plains GP Holdings LP, Class A	5.7%
Keyera Corp.	5.1%
MPLX LP	5.1%
TC Energy Corp.	4.9%
Pembina Pipeline Corp.	4.9%
ONEOK, Inc.	4.6%
* Excluding short-term investments

C000142692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund
Class Name	Class I
Trading Symbol	CSHZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$67	1.22%
1.	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.22%	[2]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended May 31, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	10/20/2010	20.48%	25.31%	22.14%	10.18%
Russell 3000®Index[2]		11.18%	29.45%	12.92%	15.12%
Alerian Midstream Energy Select Index[3]		22.16%	26.27%	21.61%	12.88%
Cushing MLP Premier Tiered Index[4]		22.16%	26.27%	21.61%	9.21%
Alerian MLP Index[5]		16.61%	24.63%	21.74%	9.75%
Morningstar Energy Limited Partnership Category Average[6]		18.39%	23.05%	20.32%	9.52%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,197,832,796
Holdings Count | Holding	26
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,197,832,796%
Total number of portfolio holdings	26%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	9.8%
Energy Transfer LP	8.9%
Williams Cos., Inc. (The)	7.8%
DT Midstream, Inc.	6.0%
Plains GP Holdings LP, Class A	5.7%
Keyera Corp.	5.1%
MPLX LP	5.1%
TC Energy Corp.	4.9%
Pembina Pipeline Corp.	4.9%
ONEOK, Inc.	4.6%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	39.5%
Large Cap MLP	18.3%
Natural Gas Gatherers & Processors	17.3%
Natural Gas Transportation & Storage	6.9%
Canadian Midstream	5.1%
Refiners	4.1%
Crude Oil & Refined Products	2.6%
Upstream Corp	1.6%
Oil Field Services	1.5%
Water Midstream	1.4%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	9.8%
Energy Transfer LP	8.9%
Williams Cos., Inc. (The)	7.8%
DT Midstream, Inc.	6.0%
Plains GP Holdings LP, Class A	5.7%
Keyera Corp.	5.1%
MPLX LP	5.1%
TC Energy Corp.	4.9%
Pembina Pipeline Corp.	4.9%
ONEOK, Inc.	4.6%
* Excluding short-term investments

C000142691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund
Class Name	Class C
Trading Symbol	CSHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$121	2.20%
1.	Annualized.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.20%	[3]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended May 31, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	10/20/2010	18.92%	23.14%	20.96%	9.08%
Class C Shares - Excluding sales charges		19.92%	24.14%	20.96%	9.08%
Russell 3000®Index[2]		11.18%	29.45%	12.92%	15.12%
Alerian Midstream Energy Select Index[3]		22.16%	26.27%	21.61%	12.88%
Cushing MLP Premier Tiered Index[4]		22.16%	26.27%	21.61%	9.21%
Alerian MLP Index[5]		16.61%	24.63%	21.74%	9.75%
Morningstar Energy Limited Partnership Category Average[6]		18.39%	23.05%	20.32%	9.52%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,197,832,796
Holdings Count | Holding	26
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,197,832,796%
Total number of portfolio holdings	26%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	9.8%
Energy Transfer LP	8.9%
Williams Cos., Inc. (The)	7.8%
DT Midstream, Inc.	6.0%
Plains GP Holdings LP, Class A	5.7%
Keyera Corp.	5.1%
MPLX LP	5.1%
TC Energy Corp.	4.9%
Pembina Pipeline Corp.	4.9%
ONEOK, Inc.	4.6%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	39.5%
Large Cap MLP	18.3%
Natural Gas Gatherers & Processors	17.3%
Natural Gas Transportation & Storage	6.9%
Canadian Midstream	5.1%
Refiners	4.1%
Crude Oil & Refined Products	2.6%
Upstream Corp	1.6%
Oil Field Services	1.5%
Water Midstream	1.4%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	9.8%
Energy Transfer LP	8.9%
Williams Cos., Inc. (The)	7.8%
DT Midstream, Inc.	6.0%
Plains GP Holdings LP, Class A	5.7%
Keyera Corp.	5.1%
MPLX LP	5.1%
TC Energy Corp.	4.9%
Pembina Pipeline Corp.	4.9%
ONEOK, Inc.	4.6%
* Excluding short-term investments

C000142690 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund
Class Name	Class A
Trading Symbol	CSHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$81	1.47%
1.	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.47%	[4]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended May 31, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/20/2010	13.81%	18.12%	20.47%	9.30%
Class A Shares - Excluding sales charges		20.43%	24.99%	21.84%	9.92%
Russell 3000®Index[2]		11.18%	29.45%	12.92%	15.12%
Alerian Midstream Energy Select Index[3]		22.16%	26.27%	21.61%	12.88%
Cushing MLP Premier Tiered Index[4]		22.16%	26.27%	21.61%	9.21%
Alerian MLP Index[5]		16.61%	24.63%	21.74%	9.75%
Morningstar Energy Limited Partnership Category Average[6]		18.39%	23.05%	20.32%	9.52%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,197,832,796
Holdings Count | Holding	26
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,197,832,796%
Total number of portfolio holdings	26%
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	9.8%
Energy Transfer LP	8.9%
Williams Cos., Inc. (The)	7.8%
DT Midstream, Inc.	6.0%
Plains GP Holdings LP, Class A	5.7%
Keyera Corp.	5.1%
MPLX LP	5.1%
TC Energy Corp.	4.9%
Pembina Pipeline Corp.	4.9%
ONEOK, Inc.	4.6%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	39.5%
Large Cap MLP	18.3%
Natural Gas Gatherers & Processors	17.3%
Natural Gas Transportation & Storage	6.9%
Canadian Midstream	5.1%
Refiners	4.1%
Crude Oil & Refined Products	2.6%
Upstream Corp	1.6%
Oil Field Services	1.5%
Water Midstream	1.4%
Other	1.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Targa Resources Corp.	9.8%
Energy Transfer LP	8.9%
Williams Cos., Inc. (The)	7.8%
DT Midstream, Inc.	6.0%
Plains GP Holdings LP, Class A	5.7%
Keyera Corp.	5.1%
MPLX LP	5.1%
TC Energy Corp.	4.9%
Pembina Pipeline Corp.	4.9%
ONEOK, Inc.	4.6%
* Excluding short-term investments

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.